Note 15A- Financial Information by Quarter (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 15A - FINANCIAL INFORMATION BY QUARTER (UNAUDITED)

2014 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$119,533	$55,681	$47,993	$11,014
Operating loss	$(3,147,929)	$(2,389,291)	$(2,712,065)	$(2,552,293)
Net loss	$(4,346,638)	$(2,576,750)	$(3,035,704)	$(357,225)
Loss Per Share (Basic and Diluted)	$(0.05)	$(0.03)	$(0.03)	$(0.00)

2013 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$10,088	$6,773	$12,878	$25,086
Operating loss	$(3,795,077)	$(3,250,990)	$(2,774,969)	$(3,582,514)
Net loss	$(3,510,651)	$(3,869,099)	$(2,604,885)	$(3,078,891)
Loss Per Share (Basic and Diluted)	$(0.04)	$(0.04)	$(0.03)	$(0.03)